Discontinued Operations and Assets Held for Sale - Assets and Liabilities Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Goodwill	$ 1,814	$ 1,829
Discontinued Operations, Disposed of by Sale | Proposed Transaction
Assets
Cash and cash equivalents	63	64
Trade and other receivables, net	321	282
Inventories, net	153	207
Other current assets	254	263
Systems, equipment and other assets related to contracts, net and Property, plant and equipment, net	408	350
Goodwill	1,814	1,829
Intangible assets, net	1,432	1,468
Other non-current assets	321	295
Assets held for sale	4,765	4,758
Liabilities:
Accounts payable	139	153
Other current liabilities	408	318
Deferred income taxes	153	165
Other non-current liabilities	442	606
Liabilities held for sale	$ 1,142	$ 1,243